Income Tax Disclosure: Schedule of Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities

	2021	2020
Deferred income tax assets (liability)	$	$
Non-capital losses carried forward	175,000	351,000
Marketable securities	(39,000)	16,000
Resource pool	27,000	27,000
Asset retirement obligation	(1,000)	(1,000)
Total gross deferred income tax assets	162,000	393,000

Valuation allowance	(162,000)	(393,000)
Net deferred income tax asset	-	-